Summary of Significant Accounting Policies - Schedule of Detail of Non-controlling Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Noncontrolling interest in subsidiary	$ 31,752	$ 32,366
TR Capital [Member]
Noncontrolling interest in subsidiary	20,482	20,552	$ 20,740
HCIC [Member]
Noncontrolling interest in subsidiary	1,388	1,381
F-1 [Member]
Noncontrolling interest in subsidiary	29	29
F-2 [Member]
Noncontrolling interest in subsidiary	162	162
DFP [Member]
Noncontrolling interest in subsidiary	452	452
GrowCo [Member]
Noncontrolling interest in subsidiary	(850)	(206)
GrowCo Partners 1, LLC [Member]
Noncontrolling interest in subsidiary	3,621	3,521
GCP Super Units, LLC [Member]
Noncontrolling interest in subsidiary	5,016	4,923
TR Cap 20150630 Distribution, LLC [Member]
Noncontrolling interest in subsidiary	497	497
TR Cap 20150930 Distribution, LLC [Member]
Noncontrolling interest in subsidiary	460	460
TR Cap 20151231 Distribution, LLC [Member]
Noncontrolling interest in subsidiary	$ 495	$ 495